INCOME TAX - Schedule of Income Before Income Taxes, Domestic and Foreign (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
United States			$ 1,046,312	$ 288,093	$ (447,432)
Foreign			516,584	521,820	339,403
Income (loss) from continuing operations before income taxes and equity in income of equity method investments	$ 269,979	$ 240,241	$ 1,562,896	$ 809,913	$ (108,029)